Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Share Capital	$ 1,606,254	$ 1,588,514
Additional paid in Capital	2,327,914,382	$ 2,302,155,642
Retained earnings	196,046,301
Argentine Central Bank
Share Capital	1,606,254
Additional paid in Capital	797,658,490
Adjustments to shareholders´ equity	2,327,914,382
Legal reserve	223,917,844
Distributable reserves	4,334,707,968
Non distributable reserves	26,800,469
Retained earnings	169,999,739
Total Shareholder’s equity under the rules of the Argentine Central Bank	$ 7,882,605,146